Document and Entity Information	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	OneSpaWorld Holdings Limited
Entity Incorporation State Country Code	C5
Entity File Number	001-38843
Entity Tax Identification Number	00-0000000
Contact Personnel Name	Harry B. Sands, Lobosky Management Co. Ltd.
Entity Address Address Line 1	Office Number 2
Entity Address Address Line 2	Pineapple Business Park
Entity Address Address Line 3	Airport Industrial Park
Entity Address Postal Zip Code	P.O. Box N-624
Entity Address City Or Town	Nassau
Entity Address Country	BS
City Area Code	242
Local Phone Number	322-2670
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value (U.S.) $0.0001 per share
Trading Symbol	OSW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001758488
Amendment Flag	false